UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 4871
General California Municipal Money Market Fund
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 11/30
Date of reporting period: July 1, 2005-June 30, 2006

Item 1. Proxy Voting Record

General California Municipal Money Market Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 13, 2006